ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company's Subsidiaries, the VIE and the VIE's Subsidiaries and Schools
As of December 31, 2019, details of the Company’s principal subsidiaries, the VIE and the VIE’s subsidiaries and schools are as follows:

Name	Date of establishment	Place of establishment	Percentage of equity interest attributable to the Company	Principal activity
Subsidiaries of the Company:
RISE Education Cayman III Ltd (“Cayman III”)	July 29, 2013	Cayman Islands	100%	Investment holding
RISE Education Cayman I Ltd (“Cayman”)	June 19, 2013	Cayman Islands	100%	Investment holding
Rise IP (Cayman) Limited (“Rise IP”)	July 24, 2013	Cayman Islands	100%	Educational consulting
Edge Franchising Co., Limited (“Edge Franchising”)	March 16, 2016	Hong Kong	100%	Educational consulting
Rise Education International Limited (“Rise HK”)	June 24, 2013	Hong Kong	100%	Educational consulting
Edge Online Co. Limited	April 1, 2018	Hong Kong	100%	Educational consulting
Rise (Tianjin) Education Information Consulting Co., Ltd. (“Rise Tianjin” or “WFOE”)	August 12, 2013	PRC	100%	Educational consulting, Sale of course materials, study tour service
VIE:
Beijing Step Ahead Education Technology Development Co., Ltd.	January 2, 2008	PRC	—	Educational consulting
VIE’s subsidiaries and school:
Beijing Haidian District Step Ahead Training School	September 18, 2008	PRC	—	Language education

Name	Date of establishment	Place of establishment	Percentage of equity interest attributable to the Company	Principal activity
Beijing Shijingshan District Step Ahead Training School	July 14, 2009	PRC	—	Language education
Beijing Changping District Step Ahead Training School	July 3, 2009	PRC	—	Language education
Beijing Chaoyang District Step Ahead Training School	July 20, 2009	PRC	—	Language education
Beijing Xicheng District RISE Immersion Subject English Training School	February 5, 2010	PRC	—	Language education
Beijing Dongcheng District RISE Immersion Subject English Training School	July 30, 2010	PRC	—	Language education
Beijing Tongzhou District RISE Immersion Subject English Training School	April 19, 2011	PRC	—	Language education
Beijing Daxing District RISE Immersion Subject English Training School	March 31, 2013	PRC	—	Language education
Beijing Fengtai District RISE Immersion Subject English Training School	February 28, 2012	PRC	—	Language education
Beijing RISE Immersion Subject English Training School Co., Ltd.	October 26, 2018	PRC	—	Language education
Shanghai Boyu Investment Management Co., Ltd.	January 29, 2012	PRC	—	Language education
Shanghai Riverdeep Education Information Consulting Co., Ltd.	March 8, 2010	PRC	—	Educational consulting services
Shanghai Huangpu District Step Ahead Training School	June 17, 2011	PRC	—	Language education
Shanghai Ruiaidisi English Training School Co., Ltd	August 5, 2019	PRC	—	Language education
Kunshan Ruiaidisi Education Technology Co., Ltd	July 30, 2019	PRC	—	Language education
Guangzhou Ruisi Education Technology Development Co., Ltd.	August 17, 2012	PRC	—	Training services
Guangzhou Yuexiu District RISE Immersion Subject English Training School	April 29, 2014	PRC	—	Language education
Beijing Step Ahead RISE Education Technology Development Co., Ltd.	December 11, 2019	PRC	—	Language education
Guangzhou Haizhu District RISE Immersion Subject English Training School-Chigang	December 8, 2014	PRC	—	Language education
Guangzhou Tianhe District RISE Immersion Subject English Training School	July 11, 2017	PRC	—	Language education
Guangzhou Liwan District Rise Education Training Center Co., Ltd	November 25, 2019	PRC	—	Language education
Guangzhou Tianhe District Ruisi Education Consulting Co., Ltd	July 11, 2017	PRC	—	Language education
Shenzhen Mei Ruisi Education Management Co., Ltd.	February 28, 2014	PRC	—	Training services
Shenzhen Futian District Rise Training Center	January 8, 2015	PRC	—	Language education
Shenzhen Nanshan District Rise Training Center	May 26, 2015	PRC	—	Language education
Shenzhen Luohu District Rise Education Training Center	August 3, 2017	PRC	—	Language education
Wuxi Rise Foreign Language Training Co., Ltd.	June 5, 2013	PRC	—	Training services
Wuxi Ruiying English Training Center Co., Ltd	June 10, 2019	PRC	—	Language education
Ruisixing (Tianjin) Travel Services Co., Ltd	July 3, 2018	PRC	—	Traveling services
Hebei Camphor Tree Information Technology Co., Ltd.	November 5, 2015	PRC	—	Investment holding
Shijiazhuang Forest Rock Education Technology Co., Ltd.	August 28, 2018	PRC	—	Investment holding
Shijiazhuang Xinhua District Oriental Red American Education Training School	November 14, 2019	PRC	—	Language education
Shijiazhuang Xinhua District Zhuoshuo Training School Co., Ltd	December 13, 2019	PRC	—	Language education
Shijiazhuang Yuhua District Ai Ruisi Education Training School	February 1, 2019	PRC	—	Language education
Shijiazhuang Yuhua District Oriental Red Education Training School	February 1, 2019	PRC	—	Language education
Shijiazhuang Chang’an District Jinshuo Culture Education Training School Co., Ltd	April 1, 2019	PRC	—	Language education

The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Cash and cash equivalents	947,626	742,402	106,639
Restricted cash	13,442	13,705	1,969
Accounts receivable, net	38	852	122
Inventories	1,978	3,455	496
Prepayments and other current assets	59,141	36,983	5,312
Amounts due from the Group’s subsidiaries	18,422	14,916	2,143
Total current assets	1,040,647	812,313	116,681
Property and equipment, net	118,482	127,589	18,327
Intangible assets, net	2,579	19,031	2,734
Long-term investment	—	33,000	4,740
Goodwill	146,666	316,334	45,439
Deferred tax assets	6,157	7,567	1,087
Other non-current assets	51,660	47,945	6,887
Operating lease right-of-use assets	—	575,229	82,626
Total non-current assets	325,544	1,126,695	161,840
Total assets	1,366,191	1,939,008	278,521
Accounts payable	7,558	6,639	953
Accrued expenses and other liabilities	126,455	155,709	22,366
Deferred revenue and customer advances	970,022	690,273	99,152
Income taxes payable	20,215	7,391	1,062
Amounts due to the Group’s subsidiaries	44,208	119,593	17,178
Current portion of operating lease liabilities	—	153,248	22,013
Total current liabilities	1,168,458	1,132,853	162,724
Deferred revenue and customer advances	36,037	35,527	5,103
Deferred tax liabilities	—	5,431	780
Operating lease liabilities	—	433,874	62,322
Other non-current liabilities	3,238	37,995	5,458
Total non-current liabilities	39,275	512,827	73,663
Total liabilities	1,207,733	1,645,680	236,387

	For the Years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Revenues	912,166	1,175,618	1,443,373	207,328
Net income	24,771	85,753	74,633	10,720
Net cash generated from/(used in) operating activities	263,813	368,546	(102,228)	(14,684)
Net cash used in investing activities	(46,630)	(72,695)	(102,734)	(14,757)